LONG-TERM DEBT-MORTGAGES	12 Months Ended
Jul. 31, 2024
Debt Disclosure [Abstract]
LONG-TERM DEBT-MORTGAGES

3. LONG-TERM DEBT—MORTGAGEs:

			Years Ended July 31,
	Current Annual Interest Rate	Final Payment Date	2024	2023
Mortgage:
Bond St. land and building, Brooklyn, NY (1)	4.375%	12/1/2024	$497,045	$1,653,117
Fishkill land and building (2)	3.980%	4/1/2025	3,393,720	3,545,719
Deferred financing costs			(16,519)	(54,631)
Total			$3,874,246	$5,144,205
(1)	In November 2019, the Company refinanced the remaining balance of a $6,000,000, 3.54% interest rate loan with another bank for $5,255,920 plus an additional $144,080 for a total of $5,400,000. The interest rate on the new loan is fixed at 4.375%. The loan is self-liquidating over a period of five years and secured by the Nine Bond Street land and building in Brooklyn, New York.

(2)	In March 2020, the Company obtained a loan with a bank in the amount of $4,000,000 to finance renovations and brokerage commissions relating to space leased to a community college at the Fishkill, New York building. The loan is secured by the Fishkill, New York land and building; amortized over a 20-year period with an interest rate of 3.98%. Effective any time after April 1, 2025 through April 1, 2040, the bank may demand a balloon payment for the full amount outstanding. The Company plans to refinance the mortgage effective April 1, 2025, however, the bank is under no obligation to refinance if or when a balloon payment comes due upon demand.

Expenditures for additions and major renewals or improvements are capitalized along with the associated interest cost during construction. Interest expense, net of capitalized interest follows:

	Year Ended July 31
	2024	2023
Interest expense	$(221,902)	$(278,241)
Capitalized interest	85,610	47,472
Interest expense, net of capitalized interest	$(136,292)	$(230,769)

Maturities of long-term mortgages outstanding at July 31, 2024 are as follows:

Year Ended July 31:	Amount
2025	$3,890,765
Deferred financing costs	(16,519)
Total	$3,874,246

The carrying value of the property collateralizing the above debt is $34,709,092 at July 31, 2024.